Financial instruments - risk management (Details 3) £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2014 GBP (£)
Statement Line Items [Line Items]
Loss before tax		£ (17,329)		£ (29,322)	£ (11,232)
Total equity					£ 46,887	£ 34,676	£ 45,724	£ 41,989
Foreign Currency Sensitivity Analysis [member] | US Dollar
Statement Line Items [Line Items]
Loss before tax | $	$ 307		$ 521
Total equity | $	$ 307		$ 521
Foreign Currency Sensitivity Analysis [member] | Euro
Statement Line Items [Line Items]
Loss before tax		(89)		(73)
Total equity						(89)	(73)
Foreign Currency Sensitivity Analysis [member] | Other
Statement Line Items [Line Items]
Loss before tax				£ (55)
Total equity							£ (55)